Financial investments and financial receivables - Current prepayments and financial receivables (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Prepayments and financial receivables	[1]	$ 3,867	$ 3,729
Total current financial receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables		2,651	2,988
Interest-bearing financial receivables and accrued interest
Disclosure of financial assets [line items]
Prepayments and financial receivables		614	802
Collateral receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables		2,037	2,186
Prepayments and other non-financial receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables		$ 1,216	$ 740

[1]	Disaggregated from the previously reported line-item Trade and other receivables.